Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income taxes calculated at the Canadian statutory rate	$ (15,368)	$ (20,175)
Non-deductible expenses	2,023	3,641
Changes in unrecognized tax benefits	1,243	15,261
Effect of tax rates in foreign jurisdictions	31,728	18,635
Changes in tax rates and other	2,193	(4,916)
Income tax expense	$ 21,819	$ 12,446